Shareholder Report, Holdings (Details)	Nov. 30, 2024
C000222716 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000222716 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222716 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222716 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222716 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222716 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222716 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222716 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222716 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222716 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222716 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000222716 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000222716 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222716 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222716 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000222717 | T. Rowe Price Equity Index 500 Fund
Holdings [Line Items]
Percent of Net Asset Value	31.00%
C000222717 | T. Rowe Price International Equity Index Fund
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C000222717 | T. Rowe Price Value Fund
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000222717 | T. Rowe Price Growth Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000222717 | T. Rowe Price Real Assets Fund
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000222717 | T. Rowe Price International Value Equity Fund
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000222717 | T. Rowe Price Mid-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000222717 | T. Rowe Price International Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000222717 | T. Rowe Price Small-Cap Index Fund
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000222717 | T. Rowe Price Emerging Markets Discovery Stock Fund
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000222717 | Domestic Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	71.00%
C000222717 | International Equity Funds
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000222717 | Domestic Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000222717 | International Bond Funds
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000222717 | Other Holdings Grouping
Holdings [Line Items]
Percent of Net Asset Value	1.00%